Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000798290
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
HSBC U.S. Government Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC U.S. Government Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the HSBC U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such a brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Class P Shares commenced operations on May 11, 2023. The expenses for Class P Shares are based on estimates for the class’s first fiscal year of operations.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	During the Fund’s prior fiscal year, Class E Shares were not operational. Therefore, these amounts have been estimated.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized fully by these types of obligations. In addition, the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government Securities and repurchase agreements collateralized fully by these types of obligations. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies which, while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury. The Fund may invest in, among other things, obligations that are supported by the “full faith and credit” of the United States (e.g., obligations guaranteed by the Government National Mortgage Association); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank). The Fund may also invest in repurchase agreements that are collateralized by U.S. Government Securities, as well as securities of other money market funds that primarily invest in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”). Portfolio managers select investments from an approved credit list compiled by the Adviser’s global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”) and/or repurchase agreements that are collateralized fully by these types of obligations. In addition, the Fund must invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government Securities and repurchase agreements collateralized fully by these types of obligations. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock	The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.
Risk Closing [Text Block]	rr_RiskClosingTextBlock

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class I Shares shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/2023	1.34%
Worst Quarter:	03/31/2014	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2023)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2023, the 7-day yields of the Fund’s Class A (formerly, Class D), Class I, Intermediary, Intermediary Service, Class P and Class Y Shares were 4.95%, 5.30%, 5.27%, 5.25%, 5.25% and 5.20%, respectively. The 7-day yield information reflects any contractual and voluntary fee waivers/expense reimbursements. Without these fee waivers/expense reimbursements, the yields would have been lower. The 7-day yield information is not provided for Class E Shares because there were no Class E shareholders as of December 31, 2023. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	yields
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-782-8183
HSBC U.S. Government Money Market Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Debt Instruments Risk: The risks of investing in debt instruments include:
HSBC U.S. Government Money Market Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal, defaults on its other obligations or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the value and liquidity of the investment.
HSBC U.S. Government Money Market Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.
HSBC U.S. Government Money Market Fund | Inventory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.
HSBC U.S. Government Money Market Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
HSBC U.S. Government Money Market Fund | Repurchase Agreements [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.
HSBC U.S. Government Money Market Fund | Stable NAV Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stable NAV Risk: The Fund may not be able to maintain an NAV per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.
HSBC U.S. Government Money Market Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. U.S. Government Securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk, although they are not risk free. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.
HSBC U.S. Government Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
HSBC U.S. Government Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account or a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class A (formerly, Class D) Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HGDXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[1],[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%	[1],[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Label	rr_AverageAnnualReturnLabel	Class A Shares (formerly, Class D Shares)
1 Year	rr_AverageAnnualReturnYear01	4.68%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.59%	[4]
10 Years	rr_AverageAnnualReturnYear10	0.99%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 1999	[4]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	4.95%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HGEXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[5]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[5]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%	[2],[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[2],[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.24%	[2],[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3],[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.24%	[2],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 306
Label	rr_AverageAnnualReturnLabel	Class E Shares
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%	[4],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2016	[4],[6]
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HGIXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.14%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.14%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	45
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	79
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 179
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.03%
Annual Return 2016	rr_AnnualReturn2016	0.26%
Annual Return 2017	rr_AnnualReturn2017	0.81%
Annual Return 2018	rr_AnnualReturn2018	1.75%
Annual Return 2019	rr_AnnualReturn2019	2.13%
Annual Return 2020	rr_AnnualReturn2020	0.39%
Annual Return 2021	rr_AnnualReturn2021	0.03%
Annual Return 2022	rr_AnnualReturn2022	1.62%
Annual Return 2023	rr_AnnualReturn2023	5.05%
Label	rr_AverageAnnualReturnLabel	Class I Shares
1 Year	rr_AverageAnnualReturnYear01	5.05%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.83%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.20%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2003	[4]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	5.30%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Intermediary Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HGGXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.19%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	83
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	153
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 358
Label	rr_AverageAnnualReturnLabel	Intermediary Shares
1 Year	rr_AverageAnnualReturnYear01	5.02%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.80%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2016	[4]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	5.27%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Intermediary Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HGFXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.34%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.21%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 22
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	96
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	178
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 418
Label	rr_AverageAnnualReturnLabel	Intermediary Service Shares
1 Year	rr_AverageAnnualReturnYear01	5.00%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.79%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2016	[4]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	5.25%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class P Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HGPXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[7]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[7]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[2],[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[2],[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%	[2],[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3],[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.19%	[2],[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	83
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	153
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 358
Label	rr_AverageAnnualReturnLabel	Class P Shares
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2023	[4]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	5.25%
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RGYXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.24%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.24%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 306
Label	rr_AverageAnnualReturnLabel	Class Y Shares
1 Year	rr_AverageAnnualReturnYear01	4.94%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.75%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.13%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1996	[4]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	5.20%
HSBC U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Class P Shares commenced operations on May 11, 2023. The expenses for Class P Shares are based on estimates for the class’s first fiscal year of operations.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	During the Fund’s prior fiscal year, Class E Shares were not operational. Therefore, these amounts have been estimated.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing, under normal market conditions, exclusively in direct obligations of the U.S. Treasury. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. The Fund will not invest in securities issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not, under normal conditions, invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a government money market fund and seeks to maintain a stable price of $1.00 per share. The Fund seeks to achieve its investment objective by investing, under normal market conditions, exclusively in direct obligations of the U.S. Treasury. The Fund will invest in securities with maturities of (or deemed maturities of) 397 days or less and will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock	The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.
Risk Closing [Text Block]	rr_RiskClosingTextBlock

Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class Y Shares and how performance has varied from year to year. The returns for the Fund’s other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year to year performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class Y Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/2023	1.31%
Worst Quarter:	09/30/2015	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2023)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below lists the average annual total returns for each class of shares for various time periods. As of December 31, 2023, the 7-day yields of the Fund’s Class A (formerly, Class D), Class I, Intermediary, Intermediary Service, Class P and Class Y Shares were 4.90%, 5.26%, 5.24%, 5.22%, 5.22% and 5.15%, respectively. The 7-day yield information reflects any contractual and voluntary fee waivers/expense reimbursements. Without these fee waivers/expense reimbursements, the yields would have been lower. The 7-day yield information is not provided for Class E because there were no Class E shareholders as of December 31, 2023. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	yields
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-782-8183
HSBC U.S. Treasury Money Market Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Debt Instruments Risk: The risks of investing in debt instruments include:
HSBC U.S. Treasury Money Market Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable or unwilling to make timely payments of interest or principal, defaults on its other obligations or enters bankruptcy. The issuer or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the value and liquidity of the investment.
HSBC U.S. Treasury Money Market Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.
HSBC U.S. Treasury Money Market Fund | Inventory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets. A decrease in liquidity may affect the ability of the Fund to pay redemption proceeds within the allowable time period.
HSBC U.S. Treasury Money Market Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a section of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
HSBC U.S. Treasury Money Market Fund | Stable NAV Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stable NAV Risk: The Fund may not be able to maintain an NAV per share of $1.00 (a “Stable NAV”) at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.
HSBC U.S. Treasury Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
HSBC U.S. Treasury Money Market Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account or a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class A (formerly, Class D) Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTDXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[8]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[8],[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%	[8]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[8],[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Label	rr_AverageAnnualReturnLabel	Class A Shares (formerly Class D Shares)
1 Year	rr_AverageAnnualReturnYear01	4.64%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.57%	[11]
10 Years	rr_AverageAnnualReturnYear10	0.96%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2001	[11]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	4.90%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTEXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%	[12]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[12]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%	[12]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%	[9],[12]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%	[12]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[10],[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.25%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 318
Label	rr_AverageAnnualReturnLabel	Class E Shares
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%	[11],[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2016	[11],[13]
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HBIXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	47
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	84
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 191
Label	rr_AverageAnnualReturnLabel	Class I Shares
1 Year	rr_AverageAnnualReturnYear01	5.02%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.80%	[11]
10 Years	rr_AverageAnnualReturnYear10	1.16%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2003	[11]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	5.26%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Intermediary Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTGXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 369
Label	rr_AverageAnnualReturnLabel	Intermediary Shares
1 Year	rr_AverageAnnualReturnYear01	5.00%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.78%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2016	[11]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	5.24%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Intermediary Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTFXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	181
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 428
Label	rr_AverageAnnualReturnLabel	Intermediary Service Shares
1 Year	rr_AverageAnnualReturnYear01	4.98%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.77%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2016	[11]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	5.22%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class P Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTPXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%	[14]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[14]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.05%	[14]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[9],[14]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%	[14]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[10],[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.18%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	84
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 369
Label	rr_AverageAnnualReturnLabel	Class P Shares
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2023	[11]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	5.22%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTYXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 318
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.07%
Annual Return 2017	rr_AnnualReturn2017	0.65%
Annual Return 2018	rr_AnnualReturn2018	1.61%
Annual Return 2019	rr_AnnualReturn2019	1.95%
Annual Return 2020	rr_AnnualReturn2020	0.32%
Annual Return 2021	rr_AnnualReturn2021	0.01%
Annual Return 2022	rr_AnnualReturn2022	1.49%
Annual Return 2023	rr_AnnualReturn2023	4.90%
Label	rr_AverageAnnualReturnLabel	Class Y Shares
1 Year	rr_AverageAnnualReturnYear01	4.90%	[11]
5 Years	rr_AverageAnnualReturnYear05	1.72%	[11]
10 Years	rr_AverageAnnualReturnYear10	1.09%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	1.24%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2001	[11]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	5.15%
HSBC Radiant U.S. Smaller Companies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Class A Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Radiant U.S. Smaller Companies Fund (the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund^
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund” to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. equity securities of small- and mid-cap companies that meet the Subadviser’s (as defined below) fundamental and environmental, social, and governance (“ESG”) criteria described below (measured at the time of purchase). Small- and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of December 31, 2023, between approximately $13 million and $20 billion), the Fund’s broad-based securities market index. The Fund may also invest in equity securities of larger, more established companies.

Radiant Global Investors LLC (formerly, RadiantESG Global Investors LLC), the Portfolio’s subadviser (“Radiant” or the “Subadviser”), uses proprietary models to evaluate companies along key fundamental characteristics as well as ESG criteria. In managing the Portfolio, Radiant seeks to identify and invest in companies with compelling fundamentals and attractive ESG profiles.

The Subadviser’s fundamental view of companies is primarily assessed using two proprietary models: Comprehensive Quality and Stock Sentiment.

•	The Comprehensive Quality Model seeks to identify companies with higher profitability, greater earnings stability, and higher perceived sustainability of earnings as indicated by lower levels of asset growth, lower use of accruals, and other measures.
•	The Stock Sentiment Model seeks to identify companies with attractive earnings revisions, positive industry momentum, and positive news sentiment.

The Subadviser uses its proprietary Positive Change Model to evaluate companies using ESG criteria. The Positive Change Model seeks to identify companies that are “ESG Leaders” (companies believed to have leading ESG positioning in their relevant industries/sectors), “ESG Evolvers” (companies believed to be improving their ESG positioning in their relevant industries/sectors) and “Impact Leaders” (companies with products and services believed to be aligned to the United Nations Sustainable Development Goals (“UNSDGs”)). The Positive Change Model assigns multiple “scores” to each company in the Portfolio’s investment universe based on these ESG and Impact criteria. Company-level E, S, and G scores and combined ESG scores, along with company-level Impact scores, are the primary criteria in Radiant’s assessment of a company’s ESG profile. The Subadviser believes that these scores convey material information on a company’s operational strengths and weaknesses as well as a company’s positioning with respect to systemic forces (including climate change) that Radiant believes will economically affect all companies. The Subadviser uses proprietary and third-party data to assess ESG and Impact exposure to specific criteria, including, for example, greenhouse gas (“GHG”) emissions, water use, diversity, human rights, corporate ethical behavior and board structure/independence. The importance and weighting of ESG and Impact criteria will vary by industry/sector. Radiant defines “Impact” as the percentage of net revenue aligned to the UNSDGs, a globally accepted standard for evaluating investment impact.

Radiant uses a “bottom-up” investment process in which stocks deemed to exhibit excessive tail risk (e.g., micro-cap companies, companies with excessive valuations or volatility, companies that operate in controversial business lines, and companies facing severe controversies) are first excluded from the Portfolio’s investment universe and not considered for investment. Companies that operate in controversial business lines are generally those that are directly engaged in and/or derive significant revenue from, business lines that are believed to be inconsistent with environmental and socially-aware investing, including:

•	Tobacco;
•	Coal mining/production; and
•	Casinos and gambling.*

* Please see the SAI for complete list of all business-line exclusions.

Companies facing severe controversies are generally those that are believed to be the worst offenders when it comes to unethical behavior, environmental damage, legal liability or violation of human rights and liberties.

After excluding stocks that are deemed to exhibit excessive tail risk, an initial portfolio is constructed from companies scoring highly along both fundamental and ESG criteria, subject to risk management criteria (e.g., industry/sector exposure and position size); then Radiant performs a qualitative review before constructing the final portfolio. After purchase, the Subadviser will sell a stock if the company no longer exhibits both compelling fundamentals and an attractive ESG profile.

The Subadviser believes that incorporating ESG criteria into its investment process is an important complement to its two fundamental models (Comprehensive Quality and Stock Sentiment). The Subadviser’s objective in evaluating ESG considerations is to identify threats faced by companies, including transition and regulatory risk, as well as investment opportunities associated with the more efficient use of natural resources, more effective use of human resources and better governance. The Subadviser also believes that attractive ESG characteristics will economically advantage companies relative to their peers, potentially characterized by superior earnings growth, fewer incidents of legal or regulatory action, greater talent attraction and retention, and fewer incidents of value-destroying ethical or governance malfeasance.

The Fund will invest primarily in U.S. common stocks, but may, to a limited extent, invest in other types of securities, such as non-U.S. securities listed on U.S. securities exchanges.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Importantly, prior to June 28, 2022, the Fund had been known as the HSBC Opportunity Fund, and certain of its principal investment strategies differed. Moreover, on June 28, 2022, Radiant assumed day-to-day management of the Portfolio (replacing the Portfolio’s then-existing subadviser). Performance information set forth below prior to June 28, 2022 reflects the performance of the Portfolio’s former subadviser. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. The bar chart below shows the Fund’s annual returns for Class A Shares and how performance has varied from year to year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/2020	34.71%
Worst Quarter:	3/31/2020	-25.92%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.92%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index.

HSBC Radiant U.S. Smaller Companies Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
HSBC Radiant U.S. Smaller Companies Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
HSBC Radiant U.S. Smaller Companies Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
HSBC Radiant U.S. Smaller Companies Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition, overall market and economic conditions, and government policies, including tax incentives and subsidies. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:
HSBC Radiant U.S. Smaller Companies Fund | Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.
HSBC Radiant U.S. Smaller Companies Fund | Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capitalization Risk: Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines as well as market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies. Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments.
HSBC Radiant U.S. Smaller Companies Fund | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
HSBC Radiant U.S. Smaller Companies Fund | Model and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Model and Data Risk: The Subadviser employs proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends and technical and other issues in the construction, implementation, maintenance and governance of the models (including, for example, problems with data sourced by the Subadviser or supplied by third parties, software issues, unauthorized changes or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Fund, particularly during rapidly changing market conditions. Additionally, commonality of holdings across quantitative asset managers may amplify losses.
HSBC Radiant U.S. Smaller Companies Fund | ESG Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ESG Investing Risk: The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Fund generally will not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Fund could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, the Subadviser is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by the Subadviser or any third-party research or data providers or any judgment exercised by the Subadviser will reflect the views of any particular investor or result in effective investment decisions for the Fund. The Subadviser’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.
HSBC Radiant U.S. Smaller Companies Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk: To the extent the Fund focuses its investments in securities of issuers in one or more sectors, the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental, regulatory and other developments.
HSBC Radiant U.S. Smaller Companies Fund | Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.93%	[15]
5 Years	rr_AverageAnnualReturnYear05	11.43%	[15]
10 Years	rr_AverageAnnualReturnYear10	8.78%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%	[15],[16]
Inception Date	rr_AverageAnnualReturnInceptionDate		[15]
HSBC Radiant U.S. Smaller Companies Fund | HSBC Radiant U.S. Smaller Companies Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HSOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[17]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[17]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[17]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[17]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[17]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	7.99%	[17]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	8.24%	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	8.84%	[17]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.39%)	[17],[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.45%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,537
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,092
Annual Return 2014	rr_AnnualReturn2014	6.80%
Annual Return 2015	rr_AnnualReturn2015	(5.09%)
Annual Return 2016	rr_AnnualReturn2016	2.39%
Annual Return 2017	rr_AnnualReturn2017	29.58%
Annual Return 2018	rr_AnnualReturn2018	(8.90%)
Annual Return 2019	rr_AnnualReturn2019	33.85%
Annual Return 2020	rr_AnnualReturn2020	32.91%
Annual Return 2021	rr_AnnualReturn2021	15.69%
Annual Return 2022	rr_AnnualReturn2022	(26.15%)
Annual Return 2023	rr_AnnualReturn2023	24.12%
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.12%	[15]
5 Years	rr_AverageAnnualReturnYear05	13.54%	[15]
10 Years	rr_AverageAnnualReturnYear10	8.74%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	9.99%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 1996	[15]
HSBC Radiant U.S. Smaller Companies Fund | HSBC Radiant U.S. Smaller Companies Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.12%	[15]
5 Years	rr_AverageAnnualReturnYear05	10.61%	[15]
10 Years	rr_AverageAnnualReturnYear10	5.62%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 1996	[15]
HSBC Radiant U.S. Smaller Companies Fund | HSBC Radiant U.S. Smaller Companies Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.28%	[15]
5 Years	rr_AverageAnnualReturnYear05	10.35%	[15]
10 Years	rr_AverageAnnualReturnYear10	6.12%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 1996	[15]
HSBC Radiant U.S. Smaller Companies Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Class I Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Radiant U.S. Smaller Companies Fund (the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund^
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. The table does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. The Example takes the

Expense Limitation Agreement into account for the first year only. The Example does not take into account brokerage commissions that you may pay on your purchases of Class I Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund” to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. equity securities of small- and mid-cap companies that meet the Subadviser’s (as defined below) fundamental and environmental, social, and governance (“ESG”) criteria described below (measured at the time of purchase). Small- and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of December 31, 2023, between approximately $13 million and $20 billion), the Fund’s broad-based securities market index. The Fund may also invest in equity securities of larger, more established companies.

Radiant Global Investors LLC (formerly, RadiantESG Global Investors LLC), the Portfolio’s subadviser (“Radiant” or the “Subadviser”), uses proprietary models to evaluate companies along key fundamental characteristics as well as ESG criteria. In managing the Portfolio, Radiant seeks to identify and invest in companies with compelling fundamentals and attractive ESG profiles.

The Subadviser’s fundamental view of companies is primarily assessed using two proprietary models: Comprehensive Quality and Stock Sentiment.

•	The Comprehensive Quality Model seeks to identify companies with higher profitability, greater earnings stability, and higher perceived sustainability of earnings as indicated by lower levels of asset growth, lower use of accruals and other measures.
•	The Stock Sentiment Model seeks to identify companies with attractive earnings revisions, positive industry momentum and positive news sentiment.

The Subadviser uses its proprietary Positive Change Model to evaluate companies using ESG criteria. The Positive Change Model seeks to identify companies that are “ESG Leaders” (companies believed to have leading ESG positioning in their relevant industries/sectors), “ESG Evolvers” (companies believed to be improving their ESG positioning in their relevant industries/sectors) and “Impact Leaders” (companies with products and services believed to be aligned to the United Nations Sustainable Development Goals (“UNSDGs”)). The Positive Change Model assigns multiple “scores” to each company in the Portfolio’s investment universe based on these ESG and Impact criteria. Company-level E, S and G scores and combined ESG scores, along with company-level Impact scores, are the primary criteria in Radiant’s assessment of a company’s ESG profile. The Subadviser believes that these scores convey material information on a company’s operational strengths and weaknesses as well as a company’s positioning with respect to systemic forces (including climate change) that Radiant believes will economically affect all companies. The Subadviser uses proprietary and third-party data to assess ESG and Impact exposure to specific criteria, including, for example, greenhouse gas (“GHG”) emissions, water use, diversity, human rights, corporate ethical behavior and board structure/independence. The importance and weighting of ESG and Impact criteria will vary by industry/sector. Radiant defines “Impact” as the percentage of net revenue aligned to the UNSDGs, a globally accepted standard for evaluating investment impact.

Radiant uses a “bottom-up” investment process in which stocks deemed to exhibit excessive tail risk (e.g., micro-cap companies, companies with excessive valuations or volatility, companies that operate in controversial business lines and companies facing severe controversies) are first excluded from the Portfolio’s investment universe and not considered for investment. Companies that operate in controversial business lines are generally those that are directly engaged in, and/or derive significant revenue from, business lines that are believed to be inconsistent with environmental and socially-aware investing, including:

•	Tobacco;
•	Coal mining/production; and
•	Casinos and gambling.*

*   Please see the SAI for complete list of all business-line exclusions.

Companies facing severe controversies are generally those that are believed to be the worst offenders when it comes to unethical behavior, environmental damage, legal liability or violation of human rights and liberties.

After excluding stocks that are deemed to exhibit excessive tail risk, an initial portfolio is constructed from companies scoring highly along both fundamental and ESG criteria, subject to risk management criteria (e.g., industry/sector exposure and position size); then Radiant performs a qualitative review before constructing the final portfolio. After purchase, the Subadviser will sell a stock if the company no longer exhibits both compelling fundamentals and an attractive ESG profile.

The Subadviser believes that incorporating ESG criteria into its investment process is an important complement to its two fundamental models (Comprehensive Quality and Stock Sentiment). The Subadviser’s objective in evaluating ESG considerations is to identify threats faced by companies, including transition and regulatory risk, as well as investment opportunities associated with the more efficient use of natural resources, more effective use of human resources and better governance. The Subadviser also believes that attractive ESG characteristics will economically advantage companies relative to their peers, potentially characterized by superior earnings growth, fewer incidents of legal or regulatory action, greater talent attraction and retention, and fewer incidents of value-destroying ethical or governance malfeasance.

The Fund will invest primarily in U.S. common stocks, but may, to a limited extent, invest in other types of securities, such as non-U.S. securities listed on U.S. securities exchanges.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Importantly, prior to June 28, 2022, the Fund had been known as the HSBC Opportunity Fund, and certain of its principal investment strategies differed. Moreover, on June 28, 2022, Radiant assumed day-to-day management of the Portfolio (replacing the Portfolio’s then-existing subadviser). Performance information set forth below prior to June 28, 2022 reflects the performance of the Portfolio’s former subadviser. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future. The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/2020	34.47%
Worst Quarter:	3/31/2020	-25.58%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.58%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index.

HSBC Radiant U.S. Smaller Companies Fund Class I | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
HSBC Radiant U.S. Smaller Companies Fund Class I | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
HSBC Radiant U.S. Smaller Companies Fund Class I | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
HSBC Radiant U.S. Smaller Companies Fund Class I | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition, overall market and economic conditions, and government policies, including tax incentives and subsidies. As a result, the value of equity securities may fluctuate drastically from day to day. Equity securities that are traded in the over-the-counter markets (rather than on a securities exchange) are generally less liquid and generally subject to less onerous corporate disclosure and governance standards. The risks of investing in equity securities also include:
HSBC Radiant U.S. Smaller Companies Fund Class I | Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.
HSBC Radiant U.S. Smaller Companies Fund Class I | Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Capitalization Risk: Investments in medium and smaller capitalization companies may involve greater risks due to limited product lines as well as market and financial or managerial resources. Stocks of these companies may also be more volatile, more difficult to value accurately, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than larger and medium capitalization companies. Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments.
HSBC Radiant U.S. Smaller Companies Fund Class I | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.
HSBC Radiant U.S. Smaller Companies Fund Class I | Model and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Model and Data Risk: The Subadviser employs proprietary quantitative models in selecting investments for the Fund. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical and other issues in the construction, implementation, maintenance and governance of the models (including, for example, problems with data sourced by the Subadviser or supplied by third parties, software issues, unauthorized changes or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Fund, particularly during rapidly changing market conditions. Additionally, commonality of holdings across quantitative asset managers may amplify losses.
HSBC Radiant U.S. Smaller Companies Fund Class I | ESG Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ESG Investing Risk: The incorporation of ESG criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Fund to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Fund generally will not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Fund could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, the Subadviser is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by the Subadviser or any third-party research or data providers or any judgment exercised by the Subadviser will reflect the views of any particular investor or result in effective investment decisions for the Fund. The Subadviser’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.
HSBC Radiant U.S. Smaller Companies Fund Class I | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk: To the extent the Fund focuses its investments in securities of issuers in one or more sectors, the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental, regulatory and other developments.
HSBC Radiant U.S. Smaller Companies Fund Class I | Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.93%	[19]
5 Years	rr_AverageAnnualReturnYear05	11.43%	[19]
10 Years	rr_AverageAnnualReturnYear10	8.78%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%	[19],[20]
Inception Date	rr_AverageAnnualReturnInceptionDate		[19]
HSBC Radiant U.S. Smaller Companies Fund Class I | HSBC Radiant U.S. Smaller Companies Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RESCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[21]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[21]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[21]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[21]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	5.51%	[21]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	5.51%	[21]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.11%	[21]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.21%)	[21],[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,538
Annual Return 2014	rr_AnnualReturn2014	7.32%
Annual Return 2015	rr_AnnualReturn2015	(4.49%)
Annual Return 2016	rr_AnnualReturn2016	2.93%
Annual Return 2017	rr_AnnualReturn2017	30.14%
Annual Return 2018	rr_AnnualReturn2018	(8.41%)
Annual Return 2019	rr_AnnualReturn2019	34.29%
Annual Return 2020	rr_AnnualReturn2020	33.37%
Annual Return 2021	rr_AnnualReturn2021	16.21%
Annual Return 2022	rr_AnnualReturn2022	(25.39%)
Annual Return 2023	rr_AnnualReturn2023	24.76%
Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.76%	[19]
5 Years	rr_AverageAnnualReturnYear05	14.14%	[19]
10 Years	rr_AverageAnnualReturnYear10	9.31%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	10.86%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 03, 1996	[19]
HSBC Radiant U.S. Smaller Companies Fund Class I | HSBC Radiant U.S. Smaller Companies Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.76%	[19]
5 Years	rr_AverageAnnualReturnYear05	9.20%	[19]
10 Years	rr_AverageAnnualReturnYear10	5.10%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 03, 1996	[19]
HSBC Radiant U.S. Smaller Companies Fund Class I | HSBC Radiant U.S. Smaller Companies Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.66%	[19]
5 Years	rr_AverageAnnualReturnYear05	10.38%	[19]
10 Years	rr_AverageAnnualReturnYear10	6.28%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%	[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 03, 1996	[19]

[1]	Effective October 29, 2023, Class D Shares of the Fund were redesignated as the Class A Shares.
[2]	The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent annual report and financial highlights. The expense ratio in the financial highlights reflects the operating expenses of the Fund and does not include indirect expenses associated with the Fund’s investments in other money market funds (acquired fund fees and expenses). Without acquired fund fees and expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement would have been 0.48%, 0.23%, 0.13%, 0.18%, 0.20%, 0.18% and 0.23% for Class A Shares, Class E Shares, Class I Shares, Intermediary Shares, Intermediary Service Shares, Class P Shares and Class Y Shares, respectively.
[3]	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) to an annual rate of 0.25%, 0.14%, 0.18%, 0.20% and 0.18% for Class E Shares, Class I Shares, Intermediary Shares, Intermediary Service Shares and Class P Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2025. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.
[4]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[5]	During the Fund’s prior fiscal year, Class E Shares were not operational. Therefore, these amounts have been estimated.
[6]	Class E Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return is not provided for Class E Shares because there were no Class E shareholders as of December 31, 2023.
[7]	Class P Shares commenced operations on May 11, 2023. The expenses for Class P Shares are based on estimates for the class’s first fiscal year of operations.
[8]	Effective October 29, 2023, Class D Shares of the Fund were redesignated as the Class A Shares.
[9]	The Other Operating Expenses have been restated to reflect expenses expected to be incurred during the current fiscal year.
[10]	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, 0.20% and 0.18% for Class E Shares, Class I Shares, Intermediary Shares, Intermediary Service Shares and Class P Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2025. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between the Fund and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.
[11]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[12]	During the Fund’s prior fiscal year, Class E Shares were not operational. Therefore, these amounts have been estimated.
[13]	Class E Shares were operational only during a portion of the period since inception. The “Since Inception” return performance is for the period of time the Classes had operations. The 1 year, 5 years and 10 years average annual return is not provided for Class E Shares because there were no Class E shareholders as of December 31, 2023.
[14]	Class P Shares commenced operations on May 11, 2023. The expenses for Class P Shares are based on estimates for the class’s first fiscal year of operations.
[15]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
[16]	Since September 23, 1996.
[17]	This table reflects the combined fees and expenses for both the Fund and the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”), in which the Fund invests all of its assets.
[18]	HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (the “Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.45% for Class A Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2025. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Fund.
[19]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010, 2011, 2012 and 2013, the Portfolio received payments in respect of class action settlements and during the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing the Portfolio’s and the Fund’s total return. As a result, the Fund’s total return for the years ended December 31, 2007, 2010, 2011, 2012 and 2013 were higher than they would have been had the Fund and the Portfolio not received the payments.
[20]	Since September 3, 1996.
[21]	This table reflects the combined fees and expenses for both the Fund and the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”), in which the Fund invests all of its assets.
[22]	HSBC Global Asset Management (USA) Inc., the Portfolio’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 0.90% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded, to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2025. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.